Accumulated other comprehensive income (loss), net of tax Changes in Each Component of AOCI) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022		Mar. 31, 2021		Mar. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		¥ 9,688,157		¥ 9,175,624
Less: reclassification adjustments for losses (gains) included in net income		(79)
Change during year		126,593		327,108		¥ (172,055)
Balance at end of fiscal year		9,442,231		9,688,157		9,175,624
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	[1]	318,114		(9,494)		164,021
Change during year	[1]	121,998		327,608		(172,463)
Balance at end of fiscal year	[1]	440,112		318,114		(9,494)
Accumulated Other Comprehensive Income | Cumulative effect, period of adoption, adjusted balance
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		0	[1]	0		(1,052)	[1],[2]
Balance at beginning of fiscal year, adjusted	[1]	318,114		(9,494)		162,969
Balance at end of fiscal year				0	[1]	0
Net unrealized gains (losses) on available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		(8,173)		(19,592)		22,019
Unrealized gains (losses) during year		(35,922)		(4,911)		(22,566)
Less: reclassification adjustments for losses (gains) included in net income		19,049		16,330		(19,045)
Change during year		(16,873)		11,419		(41,611)
Balance at end of fiscal year		(25,046)		(8,173)		(19,592)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		(86,873)		(109,872)		(58,558)
Foreign currency translation adjustments during year		181,722		22,704		(49,888)
Less: reclassification adjustments for losses (gains) included in net income		(745)		295		(374)
Change during year		180,977		22,999		(50,262)
Balance at end of fiscal year		94,104		(86,873)		(109,872)
Foreign currency translation adjustments | Cumulative effect, period of adoption, adjusted balance
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	[3]	0		0		(1,052)
Balance at beginning of fiscal year, adjusted		(86,873)		(109,872)		(59,610)
Balance at end of fiscal year	[3]			0		0
Defined benefit plan adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		397,153		69,455		196,446
Unrealized gains (losses) during year		(22,825)		331,668		(122,219)
Less: reclassification adjustments for losses (gains) included in net income		(18,973)		(3,970)		(4,772)
Change during year		(41,798)		327,698		(126,991)
Balance at end of fiscal year		355,355		397,153		69,455
Accumulated Own Credit Risk Adjustment Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		16,007		50,515		4,114
Unrealized gains (losses) during year		(858)		(30,345)		45,560
Less: reclassification adjustments for losses (gains) included in net income		550		(4,163)		841
Change during year		(308)		(34,508)		46,401
Balance at end of fiscal year		¥ 15,699		¥ 16,007		¥ 50,515

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 16 “Accumulated other comprehensive income (loss), net of tax.”
[2]	These amounts resulted from the adoption of ASU No.2017-12, “Derivatives and Hedging (Topic 815)—Targeted Improvements to Accounting for Hedging Activities.”
[3]	The MHFG Group adopted ASU No.2017-12, “Derivatives and Hedging (Topic 815)—Targeted Improvements to Accounting for Hedging Activities” (“ASU No.2017-12”) on April 1, 2019 and the ASU No.2017-12 eliminated the separate measurement and reporting of hedge ineffectiveness. Cumulative-effect adjustment to the consolidated balance sheets was recognized upon adoption.